Investments in Associates and Joint Ventures - Reconciles of Summary of Financial Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Group's interest in UHI:
Impairment loss on Group's investment in shares of UHI II			$ 5,455,356
UH II..
Disclosure of associates [line items]
Net (loss) income	$ 4,232,441	$ 208,638	78,133	$ 3,635	$ 532,896	$ 27,668
Other comprehensive income (loss)	232,773	$ 11,374	(50,872)	$ (2,367)	(190,457)	$ (9,889)
Adjustments for differences in accounting policies:
Net income (loss)	4,834,744		79,163		55,058
Other comprehensive income (loss)			(6,657)		(45,263)
Group's interest in UHI:
Net income (loss)	(602,303)		(1,030)		477,838
Other comprehensive income (loss)	232,773		(57,529)		$ (235,720)
Impairment loss on Group's investment in shares of UHI II	$ 4,161,704		$ (5,455,356)